                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                    64111
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     (Address of principal executive offices)                         (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  09-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INFLATION PROTECTION FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
AND EQUIVALENTS - 56.6%
   $     1,500,000  AID (Egypt), 4.45%, 9/15/15                   $    1,449,953
        20,616,158  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25                            20,954,407
        19,656,293  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26                             18,857,775
        16,227,426  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                            20,115,047
        14,003,897  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            18,098,944
         7,719,994  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                             9,588,178
        11,557,620  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                            11,461,010
        43,574,894  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08(1)                         43,937,481
        15,197,473  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                            15,638,564
         6,578,646  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              6,960,004
         5,235,653  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                             4,963,032
         7,832,367  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                              8,206,245
         3,843,975  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11                             3,849,234
         7,849,004  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                             8,264,146
        11,315,900  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                             11,744,229
        14,013,417  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                            13,654,884
        19,159,662  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                             18,799,671
        17,593,894  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                             17,248,895
        14,491,344  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                            13,788,296
        15,376,347  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                            14,893,437
        15,017,715  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                             14,677,474
         3,828,386  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16                              3,906,152
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES
AND EQUIVALENTS                                                      301,057,058
(Cost $304,023,574)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 13.9%
           674,000  FAMCA, 4.25%, 7/29/08                                665,265
         4,000,000  FAMCA, 3.375%, 2/15/09                             3,860,424
         3,750,000  FAMCA, 5.50%, 7/15/11
                    (Acquired 9/6/06,
                    Cost $3,804,075)(2)                                3,831,735
         1,000,000  FAMCA, 5.40%, 10/14/11                             1,017,364
         3,974,000  FAMCA, 6.71%, 7/28/14                              4,420,046
         2,000,000  FFCB, 3.80%, 9/7/07                                1,975,946
         6,000,000  FFCB, 2.625%, 9/17/07                              5,863,979
         1,500,000  FFCB, 2.65%, 4/2/08                                1,449,980
         2,202,000  FFCB, 3.05%, 4/15/08                               2,139,736
         2,000,000  FFCB, 3.00%, 5/21/08                               1,938,356
         2,000,000  FFCB, 3.375%, 7/15/08                              1,945,712
         3,000,000  FHLB, 4.125%, 4/18/08                              2,962,959
         2,000,000  FHLB, 2.625%, 7/15/08                              1,921,388
         3,000,000  FHLB, 3.625%, 11/14/08                             2,919,906
         2,000,000  FHLB, 4.625%, 11/21/08                             1,986,216
         2,500,000  FHLB, 4.375%, 9/17/10                              2,451,980
         2,000,000  FHLB, 4.625%, 2/18/11                              1,978,374
         2,000,000  FNMA, VRN, 4.32%, 10/17/06,
                    resets monthly off the Consumer
                    Price Index Year over Year plus
                    1.14% with a cap of 24.00%,
                    Final Maturity 2/17/09                             1,942,620
         2,000,000  PEFCO, 7.17%, 5/15/07
                    (Acquired 3/29/05,
                    Cost $2,125,820)(2)                                2,022,812
         3,000,000  PEFCO, 3.375%, 2/15/09                             2,897,916
         1,500,000  PEFCO, 5.69%, 5/15/12                              1,553,789
         2,200,000  PEFCO, 4.97%, 8/15/13                              2,210,065
         4,000,000  PEFCO, 4.55%, 5/15/15                              3,893,416
        16,058,671  TVA Inflation Indexed Notes
                    3.375%, 1/15/07                                   15,996,363
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               73,846,347
(Cost $74,635,389)                                               ---------------

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 10.2%
         2,000,000  ABN AMRO Bank N.V., VRN,
                    6.15%, 10/27/06, resets monthly
                    off the Consumer Price Index Year
                    over Year plus 2.00% with no
                    caps, Final Maturity 9/27/08                       2,002,500
         3,000,000  Barclays Bank plc, VRN, 5.55%,
                    10/13/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.40% with no caps,
                    Final Maturity 5/15/07                             2,959,890
         2,000,000  Barclays Bank plc, VRN, 5.90%,
                    10/13/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.75% with no caps,
                    Final Maturity 3/17/08                             1,971,060
         2,000,000  Barclays Bank plc, VRN, 5.65%,
                    10/26/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.83% with no caps,
                    Final Maturity 7/28/08                             1,967,920
           529,000  HSBC Finance Corp., VRN, 5.23%,
                    10/10/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.08% with no caps,
                    Final Maturity 9/10/09                               500,476
         1,067,000  HSBC Finance Corp., VRN, 5.34%,
                    10/10/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.19% with no caps,
                    Final Maturity 2/10/09                             1,023,082
         3,000,000  HSBC Finance Corp., VRN, 5.43%,
                    10/10/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.11% with no caps,
                    Final Maturity 2/10/10                             2,850,421
            40,000  John Hancock Life Insurance Co.,
                    VRN, 5.28%, 10/15/06, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.13%
                    with no caps, Final Maturity
                    6/15/10                                               38,205
            40,000  John Hancock Life Insurance Co.,
                    VRN, 5.77%, 10/15/06, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.62%
                    with no caps, Final Maturity
                    11/15/10                                              38,601
         2,099,000  Lehman Brothers Holdings Inc.,
                    VRN, 6.39%, 10/10/06, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 2.07%
                    with no caps, Final Maturity
                    11/10/15                                           2,018,084
         4,020,000  Lehman Brothers Holdings Inc.,
                    VRN, 5.78%, 10/23/06, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.46%
                    with no caps, Final Maturity
                    3/23/12                                            3,772,247
         4,500,000  Merrill Lynch & Co., Inc., VRN,
                    5.48%, 10/2/06, resets monthly
                    off the Consumer Price Index plus
                    1.16% with no caps, Final
                    Maturity 3/2/09                                    4,376,700
         4,311,000  Merrill Lynch & Co., Inc., VRN,
                    5.12%, 10/12/06, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 0.80% with
                    no caps, Final Maturity 3/12/07                    4,282,849
         4,359,000  Morgan Stanley, VRN, 6.42%,
                    10/2/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.10% with no caps,
                    Final Maturity 12/1/17                             4,158,224
         2,000,000  Principal Life Income Funding
                    Trusts, VRN, 5.37%, 10/1/06,
                    resets monthly off the Consumer
                    Price Index Year over Year plus
                    1.05% with no caps, Final
                    Maturity 4/1/08                                    1,941,940
           303,000  Prudential Financial, Inc., VRN,
                    6.32%, 10/2/06, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 2.00% with
                    no caps, Final Maturity 11/2/20                      278,654
        10,653,600  SLM Corporation Inflation Indexed
                    Bonds, 1.32%, 1/25/10                             10,196,667
            30,000  SLM Corporation, VRN, 6.47%,
                    10/2/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.15% with no caps,
                    Final Maturity 2/1/14                                 28,832
         1,500,000  SLM Corporation, VRN, 6.52%,
                    10/15/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.20% with no caps,
                    Final Maturity 6/15/09                             1,472,850

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         8,593,840  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09                      8,231,782
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 54,110,984
(Cost $55,868,574)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 8.6%
         2,447,359  Bank of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.48%, 10/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 8/15/07 (Acquired
                    11/18/05, Cost $2,447,359)(2)                      2,448,898
         2,850,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2003
                    T12, Class A2 SEQ, 3.88%, 8/1/39                   2,767,390
         1,784,188  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.48%, 10/16/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 11/15/17 (Acquired
                    11/18/05, Cost $1,784,188)(2)                      1,785,564
         2,049,026  FHLMC, Series 2508, Class UL
                    SEQ, 5.00%, 12/15/16                               2,032,839
         3,000,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                     2,917,737
           907,926  GNMA, Series 2003-112, Class
                    MN, 4.00%, 5/16/25                                   896,452
         2,000,000  GNMA, Series 2005-24, Class UB
                    SEQ, 5.00%, 1/20/31                                1,962,740
         6,000,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    10/1/06, Final Maturity 8/10/42                    5,865,468
         2,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class A3
                    SEQ, 3.85%, 5/11/27                                1,891,730
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  971,807
         5,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 10/11/06,
                    Final Maturity 6/15/29                             4,937,055
         4,750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                4,701,507
         2,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30                                1,953,814
         2,000,000  Merrill Lynch Mortgage Trust,
                    Series 2006 C1, Class A2, VRN,
                    5.62%, 10/1/06,
                    Final Maturity 5/12/39                             2,039,360
         5,000,000  Morgan Stanley Capital I,
                    Series 2004 HQ3, Class A2
                    SEQ, 4.05%, 1/13/41                                4,847,150
         2,055,000  Washington Mutual, Inc.,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34                                     1,981,390
           855,000  Washington Mutual, Inc.,
                    Series 2004 AR7, Class A6,
                    3.94%, 7/25/34                                       829,564
         1,000,000  Washington Mutual, Inc.,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                       981,014
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  45,811,479
(Cost $45,977,223)                                               ---------------

ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(4) - 5.6%
         1,000,000  AID (Israel), 2.64%, 2/15/07                         981,649
           308,000  AID (Israel), 2.64%, 3/15/07                         301,097
           493,000  Federal Judiciary, 3.37%, 2/15/07                    483,918
            45,000  Federal Judiciary, 5.34%, 2/15/08                     42,080
           242,000  Federal Judiciary, 4.41%, 8/15/11                    192,731
            12,000  Federal Judiciary, 4.60%, 8/15/12                      9,115

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         4,351,000  Federal Judiciary, 4.85%, 8/15/13                  3,145,298
            72,000  Federal Judiciary, 5.45%, 2/15/23                     31,172
            25,000  FICO STRIPS - COUPON,
                    4.23%, 11/30/07                                       23,578
           125,000  FICO STRIPS - COUPON,
                    4.40%, 11/30/08                                      112,500
         1,700,000  FICO STRIPS - COUPON,
                    3.875%, 3/7/09                                     1,510,856
           800,000  FICO STRIPS - COUPON,
                    4.39%, 6/6/09                                        702,414
         3,285,000  FICO STRIPS - COUPON,
                    4.01%, 11/11/09                                    2,825,231
         3,000,000  FICO STRIPS - COUPON,
                    3.82%, 6/6/10                                      2,517,009
         2,000,000  FICO STRIPS - COUPON,
                    4.31%, 9/26/10                                     1,655,376
           485,000  FICO STRIPS - COUPON,
                    4.58%, 11/30/10                                      397,967
         3,038,000  FICO STRIPS - COUPON,
                    5.10%, 4/6/11                                      2,458,997
         1,763,000  FICO STRIPS - COUPON,
                    4.83%, 3/26/12                                     1,358,836
         2,000,000  FICO STRIPS - COUPON,
                    4.39%, 10/6/12                                     1,498,210
         2,000,000  Government Trust Certificates,
                    5.10%, 11/15/07                                    1,891,588
           900,000  Government Trust Certificates,
                    2.87%, 5/15/08                                       831,795
         1,000,000  Government Trust Certificates,
                    3.06%, 11/15/08                                      903,047
           353,000  REFCORP STRIPS - COUPON,
                    3.61%, 10/15/08                                      321,225
         2,000,000  REFCORP STRIPS - COUPON,
                    3.68%, 1/15/09                                     1,800,086
         2,000,000  REFCORP STRIPS - COUPON,
                    4.83%, 4/15/09                                     1,779,626
         2,000,000  REFCORP STRIPS - COUPON,
                    4.51%, 1/15/14                                     1,424,768
           232,000  REFCORP STRIPS - COUPON,
                    4.84%, 4/15/16                                       147,083
           142,000  REFCORP STRIPS - COUPON,
                    4.87%, 7/15/17                                        84,178
           442,000  REFCORP STRIPS - COUPON,
                    4.91%, 1/15/18                                       254,818
           475,000  REFCORP STRIPS - COUPON,
                    4.94%, 4/15/19                                       255,547
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                            29,941,795
(Cost $30,323,582)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 5.2%
         6,000,000  FHLMC, 5.50%,
                    settlement date 10/17/06(5)                        5,996,250
           826,432  FHLMC, 4.50%, 5/1/19                                 797,595
         4,760,498  FHLMC, 5.00%, 4/1/21                               4,679,583
           448,935  FHLMC, 5.50%, 12/1/33                                444,145
         9,800,000  FNMA, 5.50%,
                    settlement date 10/17/06(5)                        9,796,943
         1,293,239  FNMA, 5.00%, 9/1/20                                1,271,547
           145,114  GNMA, 6.00%, 6/20/17                                 146,323
           147,007  GNMA, 6.00%, 7/20/17                                 148,232
           955,443  GNMA, 6.00%, 5/15/24                                 969,157
         3,527,435  GNMA, 5.50%, 9/20/34                               3,496,884
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            27,746,659
(Cost $27,790,539)                                               ---------------

ASSET-BACKED SECURITIES(3) - 1.4%
           277,598  Atlantic City Electric Transition
                    Funding LLC, Series 2003-1,
                    Class A1 SEQ, 2.89%, 7/20/11                         269,429
         1,135,161  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.40%,
                    10/16/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps, Final Maturity 10/15/08                   1,136,151
         1,542,201  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.40%, 10/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps,
                    Final Maturity 9/25/36                             1,543,265
         1,436,982  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.39%, 10/25/06,
                    resets monthly off the 1-month

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                    LIBOR plus 0.06% with no caps,
                    Final Maturity 3/25/36                             1,437,976
         2,705,203  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.39%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps,
                    Final Maturity 6/25/36                             2,707,424
           543,898  Structured Asset Securities Corp.,
                    Series 2005 WF2, Class A1, VRN,
                    5.41%, 10/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps,
                    Final Maturity 5/25/35                               544,199
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          7,638,444
(Cost $7,641,048)                                                ---------------

COMMERCIAL PAPER(6) - 1.4%
         7,600,000  Rabobank USA Financial Corp.,
                    5.36%, 10/2/06                                     7,600,000
                                                                 ---------------
(Cost $7,598,868)

TOTAL INVESTMENT SECURITIES - 102.9%                                 547,752,766
                                                                 ---------------
(Cost $553,858,797)

OTHER ASSETS AND LIABILITIES - (2.9)%                               (15,673,864)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  532,078,902
                                                                 ===============

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
LB-UBS = Lehman Brothers Inc. - UBS AG
PEFCO = Private Export Funding Corporation
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.
(1) Security, or a portion thereof, has been segregated for forward commitments
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2006 was
    $10,089,009, which represented 1.9% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(5) Forward commitment.
(6) The rate indicates is the yield to maturity at purchase.

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 554,541,257
                                                                 ===============
Gross tax appreciation of investments                             $     747,675
Gross tax depreciation of investments                                (7,536,166)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  (6,788,491)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:    /s William M. Lyons
       ----------------------------------------
       Name:      William M. Lyons
       Title:     President

Date:  November 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------
       Name:      William M. Lyons
       Title:     President
                  (principal executive officer)

Date:  November 28, 2006

By:    /s/ Robert J. Leach
       -------------------------------------
       Name:      Robert J. Leach
       Title:     Vice President, Treasurer, and
                  Chief Financial Officer
                  (principal financial officer)

Date:  November 28, 2006